Inventories (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories
Pharmaceuticals	¥ 789,000	¥ 1,304,000
Medical consumables	14,792,000	26,549,000
Total current inventories	15,581,000	27,853,000
Cost of inventories recognised as expense	¥ 204,881,000	¥ 160,152,000